Accumulated Other Comprehensive Income (Loss) (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table presents changes in accumulated other comprehensive income (loss) for unrealized gains and losses on available-for-sale securities (dollars in thousands):
	Three months ended March 31,
	2023	2022
Balance at beginning of period	$(18,203)	$(2,110)
Other comprehensive income (loss) before reclassifications, net of tax	2,286	(7,287)
Less: amounts reclassified from accumulated other comprehensive income (loss), net of tax	—	—
Net other comprehensive income (loss)	2,286	(7,287)
Balance at end of period	$(15,917)	$(9,397)

The following table presents changes in accumulated other comprehensive income (loss) for unrealized gains and losses on available-for-sale securities (dollars in thousands):
	Year Ended December 31,
	2022	2021
Balance at beginning of period	$(2,110)	$912
Other comprehensive income (loss) before reclassifications	(16,024)	(2,937)
Less: amounts reclassified from accumulated other comprehensive income (loss)	69	85
Net current period other comprehensive income (loss)	(16,093)	(3,022)
Balance at end of period	$(18,203)	$(2,110)